Schedule option plan (Details)					9 Months Ended
	Jul. 11, 2025 USD ($)	May 26, 2025 USD ($)	Jan. 28, 2025 USD ($)	Jan. 06, 2025 USD ($)	Sep. 30, 2026 USD ($) shares YEARS $ / shares	Sep. 30, 2026 USD ($) shares YEARS $ / shares $ / shares
IfrsStatementLineItems [Line Items]
Number outstanding					17,342,217	17,342,217
Number exercisable					13,031,280	13,031,280
Fair value at grant date | $	$ 523,906	$ 227,702	$ 3,591,500	$ 304,449	$ 11,620,328	$ 11,620,328
Expected volatility	143.00%	143.00%	150.00%	151.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	3.03%	2.92%	2.89%	2.96%
Exercise price 2.10 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					210,000	210,000
Number exercisable					210,000	210,000
Grant date					13-Oct-21	13-Oct-21
Expiry date					13-Oct-26	13-Oct-26
Exercise price | $ / shares					$ 2.10	$ 2.10
Fair value at grant date | $					$ 292,262	$ 292,262
Grant date share price | $ / shares						$ 2.10
Expected volatility					144.00%	144.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					1.27%	1.27%
Exercise price 3.92 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					500,000	500,000
Number exercisable					500,000	500,000
Grant date					9-Nov-21	9-Nov-21
Expiry date					9-Nov-26	9-Nov-26
Exercise price | $ / shares					$ 3.92	$ 3.92
Fair value at grant date | $					$ 478,839	$ 478,839
Grant date share price | $ / shares						$ 3.92
Expected volatility					144.00%	144.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					1.37%	1.37%
Exercise price 2.00 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					500,000	500,000
Number exercisable					500,000	500,000
Grant date					9-May-22	9-May-22
Expiry date					9-May-27	9-May-27
Exercise price | $ / shares					$ 2.00	$ 2.00
Fair value at grant date | $					$ 437,859	$ 437,859
Grant date share price | $ / shares					$ 1.34
Expected volatility					146.00%	146.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					2.76%	2.76%
Exercise price 1.00 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					500,000	500,000
Number exercisable					500,000	500,000
Grant date					20-May-22	20-May-22
Expiry date					20-May-27	20-May-27
Exercise price | $ / shares					$ 1.00	$ 1.00
Fair value at grant date | $					$ 247,278	$ 247,278
Grant date share price | $ / shares						$ 0.75
Expected volatility					147.00%	147.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					2.70%	2.70%
Exercise price 0.17 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					500,000	500,000
Number exercisable					500,000	500,000
Expiry date					17-Oct-27	17-Oct-27
Exercise price | $ / shares					$ 0.17	$ 0.17
Fair value at grant date | $					$ 55,736	$ 55,736
Grant date share price | $ / shares						$ 0.17
Expected volatility					150.00%	150.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					3.60%	3.60%
Exercise price 0.29 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					500,000	500,000
Number exercisable					500,000	500,000
Grant date					24-Nov-23	24-Nov-23
Expiry date					24-Nov-28	24-Nov-28
Exercise price | $ / shares					$ 0.29	$ 0.29
Fair value at grant date | $					$ 102,077	$ 102,077
Grant date share price | $ / shares						$ 0.29
Expected volatility					152.00%	152.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					3.83%	3.83%
Exercise price 0.45 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					4,500,000	4,500,000
Number exercisable					4,500,000	4,500,000
Grant date					4-Dec-23	4-Dec-23
Expiry date					4-Dec-28	4-Dec-28
Exercise price | $ / shares					$ 0.45	$ 0.45
Fair value at grant date | $					$ 1,599,728	$ 1,599,728
Grant date share price | $ / shares						$ 0.45
Expected volatility					152.00%	152.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					3.54%	3.54%
Exercise price 0.69 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					100,000	100,000
Number exercisable					100,000	100,000
Grant date					12-Mar-24	12-Mar-24
Expiry date					12-Mar-29	12-Mar-29
Exercise price | $ / shares					$ 0.69	$ 0.69
Fair value at grant date | $					$ 47,089	$ 47,089
Grant date share price | $ / shares						$ 0.69
Expected volatility					154.00%	154.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					3.47%	3.47%
Exercise price 0.77 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					62,500	62,500
Number exercisable					62,500	62,500
Grant date					23-Apr-24	23-Apr-24
Expiry date					23-Apr-29	23-Apr-29
Exercise price | $ / shares					$ 0.77	$ 0.77
Fair value at grant date | $					$ 30,202	$ 30,202
Grant date share price | $ / shares						$ 0.77
Expected volatility					154.00%	154.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					3.79%	3.79%
Exercise price 0.771 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					250,000	250,000
Number exercisable					250,000	250,000
Grant date					1-May-24	1-May-24
Expiry date					1-May-29	1-May-29
Exercise price | $ / shares					$ 0.77	$ 0.77
Fair value at grant date | $					$ 127,929	$ 127,929
Grant date share price | $ / shares						$ 0.77
Expected volatility					154.00%	154.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					3.63%	3.63%
Exercise price 1.26 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					4,000,000	4,000,000
Number exercisable					4,000,000	4,000,000
Grant date					4-Jun-24	4-Jun-24
Expiry date					4-Jun-29	4-Jun-29
Exercise price | $ / shares					$ 1.26	$ 1.26
Fair value at grant date | $					$ 3,445,474	$ 3,445,474
Grant date share price | $ / shares						$ 1.26
Expected volatility					155.00%	155.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					4.08%	4.08%
Exercise price 2.17 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					3,667,187	3,667,187
Number exercisable
Grant date					29-Jul-24	29-Jul-24
Expiry date					29-Jul-29	29-Jul-29
Exercise price | $ / shares					$ 2.17	$ 2.17
Fair value at grant date | $
Grant date share price | $ / shares						$ 2.39
Expected volatility					156.00%	156.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					3.20%	3.20%
Exercise price 2.28 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					100,000	100,000
Number exercisable					75,000	75,000
Grant date					4-Nov-24	4-Nov-24
Expiry date					4-Nov-29	4-Nov-29
Exercise price | $ / shares					$ 2.28	$ 2.28
Fair value at grant date | $					$ 155,335	$ 155,335
Grant date share price | $ / shares						$ 2.30
Expected volatility					150.00%	150.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					3.04%	3.04%
Exercise price 2.281 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					46,500	46,500
Number exercisable					46,500	46,500
Grant date					4-Nov-24	4-Nov-24
Expiry date					4-Nov-29	4-Nov-29
Exercise price | $ / shares					$ 2.28	$ 2.28
Fair value at grant date | $					$ 72,368	$ 72,368
Grant date share price | $ / shares						$ 2.30
Expected volatility					150.00%	150.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					3.04%	3.04%
Exercise price 4.50 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					100,000	100,000
Number exercisable					75,000	75,000
Grant date					6-Dec-24	6-Dec-24
Expiry date					6-Dec-29	6-Dec-29
Exercise price | $ / shares					$ 4.50	$ 4.50
Fair value at grant date | $					$ 355,534	$ 355,534
Grant date share price | $ / shares						$ 5.24
Expected volatility					151.00%	151.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					2.81%	2.81%
Exercise price 4.501 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					35,000	35,000
Number exercisable					35,000	35,000
Grant date					6-Dec-24	6-Dec-24
Expiry date					6-Dec-29	6-Dec-29
Exercise price | $ / shares					$ 4.50	$ 4.50
Fair value at grant date | $					$ 124,892	$ 124,892
Grant date share price | $ / shares						$ 5.24
Expected volatility					151.00%	151.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					2.81%	2.81%
Exercise price 4.59 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					100,000	100,000
Number exercisable					100,000	100,000
Grant date					6-Jan-25	6-Jan-25
Expiry date					6-Jan-30	6-Jan-30
Exercise price | $ / shares					$ 4.59	$ 4.59
Fair value at grant date | $					$ 304,449	$ 304,449
Grant date share price | $ / shares						$ 4.59
Expected volatility					151.00%	151.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					2.96%	2.96%
Exercise price 4.52 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					850,000	850,000
Number exercisable					850,000	850,000
Grant date					28-Jan-25	28-Jan-25
Expiry date					28-Jan-30	28-Jan-30
Exercise price | $ / shares					$ 4.52	$ 4.52
Fair value at grant date | $					$ 2,515,536	$ 2,515,536
Grant date share price | $ / shares						$ 4.52
Expected volatility					150.00%	150.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					2.89%	2.89%
Exercise price 4.97 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					50,304	50,304
Number exercisable					50,304	50,304
Grant date					26-May-25	26-May-25
Expiry date					26-May-30	26-May-30
Exercise price | $ / shares					$ 4.97	$ 4.97
Fair value at grant date | $					$ 162,653	$ 162,653
Grant date share price | $ / shares						$ 4.97
Expected volatility					143.00%	143.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					2.92%	2.92%
Exercise price 4.971 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					50,304	50,304
Number exercisable					50,304	50,304
Grant date					26-May-25	26-May-25
Expiry date					26-May-30	26-May-30
Exercise price | $ / shares					$ 4.97	$ 4.97
Fair value at grant date | $					$ 162,653	$ 162,653
Grant date share price | $ / shares						$ 4.97
Expected volatility					143.00%	143.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					2.92%	2.92%
Exercise price 4.972 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					70,422	70,422
Number exercisable					70,422	70,422
Grant date					26-May-25	26-May-25
Expiry date					26-May-30	26-May-30
Exercise price | $ / shares					$ 4.97	$ 4.97
Fair value at grant date | $					$ 227,702	$ 227,702
Grant date share price | $ / shares						$ 4.97
Expected volatility					143.00%	143.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					2.92%	2.92%
Exercise price 4.00 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					200,000	200,000
Number exercisable
Grant date					11-Jul-25	11-Jul-25
Expiry date					11-Jul-30	11-Jul-30
Exercise price | $ / shares					$ 4.00	$ 4.00
Fair value at grant date | $					$ 520,640	$ 520,640
Grant date share price | $ / shares						$ 4.00
Expected volatility					143.00%	143.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					3.03%	3.03%
Exercise price 1.03 [member]
IfrsStatementLineItems [Line Items]
Number outstanding					450,000	450,000
Number exercisable					56,250	56,250
Grant date					15-Apr-26	15-Apr-26
Expiry date					15-Apr-31	15-Apr-31
Exercise price | $ / shares					$ 1.03	$ 1.03
Fair value at grant date | $					$ 154,093	$ 154,093
Grant date share price | $ / shares						$ 1.03
Expected volatility					137.00%	137.00%
Expected life | YEARS					5	5
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					3.04%	3.04%